Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2022	Dec. 07, 2021	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2019	Oct. 31, 2018	Oct. 31, 2017	Oct. 31, 2016	Oct. 31, 2015	Oct. 31, 2014
C000073664
Account Value [Line Items]
Line Graph and Table Measure Name	Global X MSCI Colombia ETF
Account Value	$ 4,914	$ 3,988	$ 3,656		$ 5,328	$ 3,918	$ 6,211	$ 5,398	$ 5,839	$ 5,548	$ 5,207	$ 10,000
C000081214
Account Value [Line Items]
Line Graph and Table Measure Name	Global X MSCI China Consumer Discretionary ETF
Account Value	$ 17,565	14,637	11,989		24,606	24,188	14,399	10,729	13,703	9,265	10,134	10,000
C000068030
Account Value [Line Items]
Line Graph and Table Measure Name	Global X MSCI Norway ETF
Account Value	$ 12,235	10,852	10,758		13,743	8,357	9,988	11,068	10,396	8,282	7,750	10,000
C000096448
Account Value [Line Items]
Line Graph and Table Measure Name	Global X FTSE Southeast Asia ETF
Account Value	$ 13,530	10,984	10,626		10,969	8,313	11,057	10,150	10,373	8,703	8,003	10,000
C000073663
Account Value [Line Items]
Line Graph and Table Measure Name	Global X MSCI Argentina ETF
Account Value	$ 38,228	19,874	15,813		16,373	11,687	10,761	12,240	15,394	11,337	9,396	10,000
C000104595
Account Value [Line Items]
Line Graph and Table Measure Name	Global X MSCI Greece ETF
Account Value	$ 10,432	8,647	5,981		6,768	4,190	6,914	5,176	6,135	4,755	6,634	10,000
C000205374
Account Value [Line Items]
Line Graph and Table Measure Name	Global X DAX Germany ETF
Account Value	$ 16,496	12,562	10,587		14,764	11,014	11,783	10,713	12,764	9,788	10,134	10,000
C000231755
Account Value [Line Items]
Line Graph and Table Measure Name	Global X MSCI Vietnam ETF
Account Value	$ 6,302	5,641	5,740	$ 10,000
MSCI Emerging Markets Index (Net) (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Index (Net) (USD)
Account Value	$ 14,012	11,181	10,091		14,631	12,509	11,556	10,331	11,809	9,339	8,547	10,000
MSCI Emerging Markets Index (Net) (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Index (Net) (USD)
Account Value	$ 14,012	11,181	10,091		14,631	12,509	11,556	10,331	11,809	9,339	8,547	10,000
MSCI EAFE Index (Net) (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index (Net) (USD)
Account Value	$ 16,714	13,592	11,881		15,430	11,500	12,347	11,119	11,937	9,671	9,993	10,000
MSCI Emerging Markets Index (Net) (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Index (Net) (USD)
Account Value	$ 14,012	11,181	10,091		14,631	12,509	11,556	10,331	11,809	9,339	8,547	10,000
MSCI Emerging Markets Index (Net) (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Index (Net) (USD)
Account Value	$ 14,012	11,181	10,091		14,631	12,509	11,556	10,331	11,809	9,339	8,547	10,000
MSCI Emerging Markets Index (Net) (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Index (Net) (USD)
Account Value	$ 14,012	11,181	10,091		14,631	12,509	11,556	10,331	11,809	9,339	8,547	10,000
MSCI EAFE Index (Net) (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index (Net) (USD)
Account Value	$ 16,714	13,592	11,881		15,430	11,500	12,347	11,119	11,937	9,671	9,993	10,000
MSCI Emerging Markets Index (Net) (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Index (Net) (USD)
Account Value	$ 9,790	7,812	7,051	10,000
MSCI All Colombia Select 25/50 Index (net)^
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI All Colombia Select 25/50 Index (net)^
Account Value	$ 5,194	4,198	3,836		5,549	4,060	6,452	5,581	5,996	5,658	5,289	10,000
MSCI China Consumer Discretionary 10/50 Index (net)^
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI China Consumer Discretionary 10/50 Index (net)^
Account Value	$ 18,684	15,464	12,585		25,701	25,230	14,928	11,046	14,011	9,416	10,215	10,000
MSCI Norway IMI 25/50 Index (net)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI Norway IMI 25/50 Index (net)
Account Value	$ 12,602	11,112	10,969		13,997	8,472	10,101	11,165	10,449	8,313	7,750	10,000
FTSE/ASEAN 40 Index (net)
Account Value [Line Items]
Line Graph and Table Measure Name	FTSE/ASEAN 40 Index (net)
Account Value	$ 14,488	11,680	11,220		11,500	8,650	11,437	10,417	10,579	8,812	8,041	10,000
MSCI All Argentina 25/50 Index (net)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI All Argentina 25/50 Index (net)
Account Value	$ 39,667	20,510	16,256		16,775	11,917	10,930	12,375	15,868	11,660	9,494	10,000
MSCI All Greece Select 25/50 Index (net)^
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI All Greece Select 25/50 Index (net)^
Account Value	$ 11,225	9,243	6,345		7,141	4,401	7,228	5,370	6,352	4,856	6,695	10,000
DAX Index (net)
Account Value [Line Items]
Line Graph and Table Measure Name	DAX Index (net)
Account Value	$ 16,543	12,593	10,633		$ 14,852	$ 11,070	$ 11,887	$ 10,817	$ 12,915	$ 9,876	$ 10,195	$ 10,000
MSCI Vietnam Select 25-50 Index^
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI Vietnam Select 25-50 Index^
Account Value	$ 6,450	$ 5,712	$ 5,767	$ 10,000